Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provisions, beginning	$ 59,943	$ 54,871
Revisions in estimates and obligations incurred	12,561	6,875
-new provisions	767	347
-change in estimate	(228)	(104)
-exchange gains on provisions	93	(32)
Charged in the year	(867)	(297)
Reclamation expenditures	(8,749)	(6,080)
Accretion expense (Note 23)	5,973	4,363
Provisions, ending	69,493	59,943
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Provisions, beginning	55,611	50,453
Revisions in estimates and obligations incurred	12,561	6,875
-new provisions	0	0
-change in estimate	0	0
-exchange gains on provisions	0	0
Charged in the year	0	0
Reclamation expenditures	(8,749)	(6,080)
Accretion expense (Note 23)	5,973	4,363
Provisions, ending	65,396	55,611
Litigation [member]
Disclosure of other provisions [line items]
Provisions, beginning	4,332	4,418
Revisions in estimates and obligations incurred	0	0
-new provisions	767	347
-change in estimate	(228)	(104)
-exchange gains on provisions	93	(32)
Charged in the year	(867)	(297)
Reclamation expenditures	0	0
Accretion expense (Note 23)	0	0
Provisions, ending	$ 4,097	$ 4,332